Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Accumulated other comprehensive income

Note 21 – Accumulated other comprehensive income

Accumulated other comprehensive income as at June 30, 2018 and December 31, 2017 was as follows:

(In $ millions)	Unrealized gain on marketable securities	Unrealized gain on foreign exchange	Actuarial (loss) / gain relating to pension	Share in unrealized gain from associated companies	Change in unrealized gain on interest rate swaps in VIEs	Change in conversion option on Archer debt facility	Total
Beginning balance, December 31, 2017	31	36	(26)	15	2	—	58
Adoption of accounting standard update	(31)	—	—	—	—	—	(31)
Beginning balance, January 1, 2018	—	36	(26)	15	2	—	27
Other comprehensive income before reclassifications	—	—	1	11	—	2	14

Ending balance, June 30, 2018	—	36	(25)	26	2	2	41

In January 2016, the FASB issued ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. ASU 2016-01 became effective for fiscal years and interim periods beginning after December 15, 2017. We adopted ASU 2016-01 starting from January 1, 2018 on a modified retrospective basis, with no changes recognized in the prior year comparatives and a cumulative catch up adjustment recognized in the opening retained earnings.

Upon adoption of ASU 2016-01, we reclassified $31 million of unrealized gains related to our marketable securities from accumulated other comprehensive income to retained earnings. As a result of the adoption of this guidance we are required to recognize the movement in the fair value of our marketable securities in the Consolidated Statement of Operations. Refer to Note 12 “Marketable securities” for further information.

With the exception of the actuarial gain relating to pension, income taxes associated with each component of other comprehensive income is nil. The income tax benefit on actuarial gain relating to pension is $0.4 million as at June 30, 2018 and $0.6 million as at December 31, 2017.